LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.59%
Aerospace & Defense–2.13%
L3Harris Technologies, Inc.	24,322	$ 4,772,949
Lockheed Martin Corp.	2,100	992,733
Northrop Grumman Corp.	1,050	484,806
Raytheon Technologies Corp.	42,094	4,122,266
		10,372,754
Air Freight & Logistics–0.89%
United Parcel Service, Inc. Class B	22,374	4,340,332
		4,340,332
Automobiles–0.79%
General Motors Co.	18,000	660,240
Harley-Davidson, Inc.	19,000	721,430
†Tesla, Inc.	11,967	2,482,674
		3,864,344
Banks–2.57%
Associated Banc-Corp.	26,000	467,480
Bank of America Corp.	72,514	2,073,900
Citizens Financial Group, Inc.	22,000	668,140
JPMorgan Chase & Co.	52,050	6,782,636
U.S. Bancorp	23,821	858,747
Wells Fargo & Co.	30,000	1,121,400
Zions Bancorp NA	18,500	553,705
		12,526,008
Beverages–1.59%
Coca-Cola Co.	34,145	2,118,014
Diageo PLC ADR	13,153	2,383,061
Molson Coors Beverage Co. Class B	14,456	747,086
PepsiCo, Inc.	13,705	2,498,421
		7,746,582
Biotechnology–5.22%
AbbVie, Inc.	25,615	4,082,263
†Alkermes PLC	23,000	648,370
Amgen, Inc.	3,100	749,425
†Biogen, Inc.	15,842	4,404,551
†Exelixis, Inc.	33,000	640,530
†Ionis Pharmaceuticals, Inc.	42,411	1,515,769
†Ultragenyx Pharmaceutical, Inc.	33,157	1,329,596
†Vertex Pharmaceuticals, Inc.	38,456	12,116,332
		25,486,836
Broadline Retail–2.22%
†Amazon.com, Inc.	68,698	7,095,817
eBay, Inc.	12,500	554,625
†Etsy, Inc.	25,676	2,858,509
Nordstrom, Inc.	19,000	309,130
		10,818,081
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.46%
†Builders FirstSource, Inc.	9,300	$ 825,654
Carlisle Cos., Inc.	2,900	655,603
Johnson Controls International PLC	75,854	4,567,928
Owens Corning	11,200	1,072,960
		7,122,145
Capital Markets–1.52%
Bank of New York Mellon Corp.	16,500	749,760
BGC Partners, Inc. Class A	170,000	889,100
CME Group, Inc.	9,106	1,743,981
Cohen & Steers, Inc.	30,722	1,964,979
Intercontinental Exchange, Inc.	12,069	1,258,676
State Street Corp.	6,000	454,140
Virtu Financial, Inc. Class A	18,619	351,899
		7,412,535
Chemicals–2.04%
Air Products & Chemicals, Inc.	9,451	2,714,422
CF Industries Holdings, Inc.	9,000	652,410
Ecolab, Inc.	8,356	1,383,169
Huntsman Corp.	43,919	1,201,624
PPG Industries, Inc.	19,707	2,632,461
Sherwin-Williams Co.	6,129	1,377,615
		9,961,701
Commercial Services & Supplies–0.77%
†CoreCivic, Inc.	67,000	616,400
Waste Management, Inc.	19,119	3,119,647
		3,736,047
Communications Equipment–0.68%
†Arista Networks, Inc.	12,069	2,025,902
Cisco Systems, Inc.	25,000	1,306,875
		3,332,777
Construction & Engineering–0.16%
EMCOR Group, Inc.	4,700	764,173
		764,173
Construction Materials–0.32%
Vulcan Materials Co.	9,012	1,546,099
		1,546,099
Consumer Finance–0.44%
Ally Financial, Inc.	14,100	359,409
Bread Financial Holdings, Inc.	8,000	242,560
Discover Financial Services	12,000	1,186,080
Synchrony Financial	13,000	378,040
		2,166,089
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.50%
Albertsons Cos., Inc. Class A	30,000	$ 623,400
Costco Wholesale Corp.	750	372,652
Kroger Co.	20,000	987,400
Walmart, Inc.	36,019	5,311,002
		7,294,454
Containers & Packaging–0.39%
Ball Corp.	22,409	1,234,960
International Paper Co.	19,000	685,140
		1,920,100
Diversified Telecommunication Services–0.50%
AT&T, Inc.	52,000	1,001,000
Verizon Communications, Inc.	36,732	1,428,507
		2,429,507
Electric Utilities–0.84%
Hawaiian Electric Industries, Inc.	12,800	491,520
NextEra Energy, Inc.	9,939	766,098
NRG Energy, Inc.	16,000	548,640
Pinnacle West Capital Corp.	8,600	681,464
Portland General Electric Co.	18,000	880,020
PPL Corp.	27,000	750,330
		4,118,072
Electrical Equipment–0.72%
Acuity Brands, Inc.	3,800	694,374
Eaton Corp. PLC	11,643	1,994,911
Emerson Electric Co.	3,977	346,556
nVent Electric PLC	11,300	485,222
		3,521,063
Electronic Equipment, Instruments & Components–1.80%
Avnet, Inc.	10,400	470,080
TE Connectivity Ltd.	56,623	7,426,106
†Teledyne Technologies, Inc.	1,944	869,668
		8,765,854
Entertainment–2.51%
Activision Blizzard, Inc.	23,449	2,007,000
Electronic Arts, Inc.	5,500	662,475
†Liberty Media Corp.-Liberty Formula One Class C	21,554	1,612,886
†Madison Square Garden Entertainment Corp.	19,739	1,165,983
Madison Square Garden Sports Corp.	13,945	2,717,183
†Walt Disney Co.	12,790	1,280,663
†Warner Bros Discovery, Inc.	109,683	1,656,213
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
World Wrestling Entertainment, Inc. Class A	12,382	$ 1,129,981
		12,232,384
Financial Services–3.44%
†Berkshire Hathaway, Inc. Class A	3,750	7,206,673
Equitable Holdings, Inc.	26,000	660,140
Mastercard, Inc. Class A	4,250	1,544,493
MGIC Investment Corp.	36,000	483,120
†PayPal Holdings, Inc.	11,520	874,829
Visa, Inc. Class A	26,737	6,028,124
		16,797,379
Food Products–1.16%
†Darling Ingredients, Inc.	13,000	759,200
Flowers Foods, Inc.	26,000	712,660
Hershey Co.	6,900	1,755,429
Lamb Weston Holdings, Inc.	4,000	418,080
Mondelez International, Inc. Class A	28,859	2,012,050
		5,657,419
Gas Utilities–0.09%
National Fuel Gas Co.	8,000	461,920
		461,920
Ground Transportation–0.74%
Canadian Pacific Railway Ltd.	18,058	1,389,383
CSX Corp.	13,000	389,220
†Lyft, Inc. Class A	55,390	513,465
Ryder System, Inc.	7,200	642,528
Union Pacific Corp.	3,427	689,718
		3,624,314
Health Care Equipment & Supplies–1.64%
Becton Dickinson & Co.	7,759	1,920,663
†Insulet Corp.	11,400	3,636,144
†QuidelOrtho Corp.	6,200	552,358
Stryker Corp.	6,622	1,890,382
		7,999,547
Health Care Providers & Services–4.74%
Elevance Health, Inc.	2,800	1,287,468
†Guardant Health, Inc.	28,300	663,352
†Henry Schein, Inc.	3,000	244,620
McKesson Corp.	2,700	961,335
†Molina Healthcare, Inc.	4,100	1,096,709
Premier, Inc. Class A	22,300	721,851
UnitedHealth Group, Inc.	38,452	18,172,031
		23,147,366

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.47%
†Doximity, Inc. Class A	49,632	$ 1,607,084
†Veeva Systems, Inc. Class A	3,600	661,644
		2,268,728
Hotel & Resort REITs–0.16%
Host Hotels & Resorts, Inc.	47,731	787,084
		787,084
Hotels, Restaurants & Leisure–1.18%
†Airbnb, Inc. Class A	18,650	2,320,060
†Booking Holdings, Inc.	400	1,060,964
†Expedia Group, Inc.	4,000	388,120
Marriott International, Inc. Class A	4,419	733,731
MGM Resorts International	20,000	888,400
†Six Flags Entertainment Corp.	14,000	373,940
		5,765,215
Household Durables–0.51%
PulteGroup, Inc.	25,000	1,457,000
Toll Brothers, Inc.	17,200	1,032,516
		2,489,516
Household Products–0.73%
Procter & Gamble Co.	23,922	3,556,962
		3,556,962
Industrial Conglomerates–0.84%
Honeywell International, Inc.	21,545	4,117,680
		4,117,680
Insurance–1.83%
American Financial Group, Inc.	2,800	340,200
American International Group, Inc.	18,000	906,480
Assured Guaranty Ltd.	6,000	301,620
Hartford Financial Services Group, Inc.	16,094	1,121,591
Progressive Corp.	17,509	2,504,838
Travelers Cos., Inc.	19,650	3,368,206
W R Berkley Corp.	6,500	404,690
		8,947,625
Interactive Media & Services–3.19%
†Alphabet, Inc. Class A	45,262	4,695,027
†Alphabet, Inc. Class C	48,583	5,052,632
†Match Group, Inc.	36,300	1,393,557
†Meta Platforms, Inc. Class A	20,907	4,431,030
		15,572,246
IT Services–1.36%
Accenture PLC Class A	9,624	2,750,636
Amdocs Ltd.	5,500	528,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Cognizant Technology Solutions Corp. Class A	10,000	$ 609,300
†GoDaddy, Inc. Class A	5,000	388,600
†Snowflake, Inc. Class A	15,432	2,381,003
		6,657,704
Life Sciences Tools & Services–1.29%
†Charles River Laboratories International, Inc.	10,600	2,139,292
Thermo Fisher Scientific, Inc.	7,181	4,138,913
		6,278,205
Machinery–0.72%
Crane Holdings Co.	4,800	544,800
Cummins, Inc.	3,250	776,360
Fortive Corp.	9,300	633,981
PACCAR, Inc.	7,500	549,000
Snap-on, Inc.	4,000	987,560
		3,491,701
Media–2.76%
†AMC Networks, Inc. Class A	22,606	397,413
Comcast Corp. Class A	264,554	10,029,242
†Liberty Broadband Corp. Class A	27,644	2,264,020
†Liberty Media Corp.-Liberty SiriusXM Class C	28,578	799,898
		13,490,573
Metals & Mining–1.01%
ArcelorMittal SA	71,770	2,161,712
Freeport-McMoRan, Inc.	48,477	1,983,194
Steel Dynamics, Inc.	7,000	791,420
		4,936,326
Multi-Utilities–0.17%
Sempra Energy	5,613	848,461
		848,461
Oil, Gas & Consumable Fuels–3.72%
APA Corp.	25,000	901,500
Chevron Corp.	24,021	3,919,267
EQT Corp.	28,537	910,616
Exxon Mobil Corp.	57,353	6,289,330
Kinder Morgan, Inc.	57,367	1,004,496
Marathon Oil Corp.	38,000	910,480
Marathon Petroleum Corp.	2,800	377,524
Pioneer Natural Resources Co.	13,418	2,740,492
Valero Energy Corp.	8,000	1,116,800
		18,170,505

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.14%
†Coty, Inc. Class A	55,000	$ 663,300
		663,300
Pharmaceuticals–4.30%
Bayer AGADR	31,798	506,542
Bristol-Myers Squibb Co.	17,200	1,192,132
Eli Lilly & Co.	6,492	2,229,483
†Jazz Pharmaceuticals PLC	5,000	731,650
Johnson & Johnson	33,296	5,160,880
Merck & Co., Inc.	65,022	6,917,690
Pfizer, Inc.	84,040	3,428,832
Viatris, Inc.	83,000	798,460
		20,965,669
Professional Services–0.93%
Automatic Data Processing, Inc.	14,855	3,307,168
ManpowerGroup, Inc.	4,400	363,132
Robert Half International, Inc.	5,661	456,107
Science Applications International Corp.	4,000	429,840
		4,556,247
Real Estate Management & Development–0.20%
†CBRE Group, Inc. Class A	13,500	982,935
		982,935
Semiconductors & Semiconductor Equipment–5.54%
Applied Materials, Inc.	7,200	884,376
ASML Holding NV	3,142	2,138,791
Broadcom, Inc.	16,893	10,837,535
†Enphase Energy, Inc.	2,364	497,102
Lam Research Corp.	2,600	1,378,312
NVIDIA Corp.	13,998	3,888,225
QUALCOMM, Inc.	8,500	1,084,430
Skyworks Solutions, Inc.	3,800	448,324
Texas Instruments, Inc.	6,300	1,171,863
†Wolfspeed, Inc.	72,616	4,716,409
		27,045,367
Software–10.67%
†Adobe, Inc.	10,942	4,216,719
†Autodesk, Inc.	31,334	6,522,485
†Crowdstrike Holdings, Inc. Class A	36,053	4,948,635
†DocuSign, Inc.	23,420	1,365,386
Dolby Laboratories, Inc. Class A	29,520	2,521,598
†Dropbox, Inc. Class A	48,000	1,037,760
†HubSpot, Inc.	12,264	5,258,190
Microsoft Corp.	76,444	22,038,805
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	25,194	$ 2,341,027
†Palo Alto Networks, Inc.	1,255	250,674
†Qualys, Inc.	5,500	715,110
†Splunk, Inc.	4,500	431,460
†Teradata Corp.	10,000	402,800
		52,050,649
Specialized REITs–0.87%
American Tower Corp.	12,184	2,489,679
Gaming & Leisure Properties, Inc.	8,800	458,128
Lamar Advertising Co. Class A	13,000	1,298,570
		4,246,377
Specialty Retail–2.20%
†AutoZone, Inc.	290	712,864
Dick's Sporting Goods, Inc.	3,500	496,615
Home Depot, Inc.	15,085	4,451,885
TJX Cos., Inc.	54,333	4,257,534
†Ulta Beauty, Inc.	1,500	818,505
		10,737,403
Technology Hardware, Storage & Peripherals–5.39%
Apple, Inc.	136,112	22,444,869
Seagate Technology Holdings PLC	41,491	2,743,385
†Western Digital Corp.	21,635	814,990
Xerox Holdings Corp.	20,000	308,000
		26,311,244
Tobacco–0.06%
Altria Group, Inc.	6,500	290,030
		290,030
Wireless Telecommunication Services–0.48%
†T-Mobile U.S., Inc.	16,249	2,353,505
		2,353,505
Total Common Stock (Cost $362,076,946)		456,747,139

MONEY MARKET FUND–6.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	30,399,351	30,399,351
Total Money Market Fund (Cost $30,399,351)		30,399,351

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.82% (Cost $392,476,297)	$487,146,490
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	875,843
NET ASSETS APPLICABLE TO 35,136,208 SHARES OUTSTANDING–100.00%	$488,022,333

† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$77,219	$75,030	6/16/23	$2,189	$—
1	Euro	136,294	134,014	6/16/23	2,280	—
1	Japanese Yen	95,281	93,252	6/16/23	2,029	—
					6,498	—
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	398,200	385,048	6/16/23	13,152	—
11	E-mini Russell 2000 Index	997,425	1,037,395	6/16/23	—	(39,970)
105	E-mini S&P 500 Index	21,723,187	20,768,974	6/16/23	954,213	—
9	E-mini S&P MidCap 400 Index	2,276,730	2,349,200	6/16/23	—	(72,470)
3	Euro STOXX 50 Index	138,632	137,176	6/16/23	1,456	—
1	FTSE 100 Index	94,235	97,178	6/16/23	—	(2,943)
1	Nikkei 225 Index (OSE)	211,184	211,336	6/8/23	—	(152)
					968,821	(115,535)
Total Futures Contracts					$975,319	$(115,535)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$456,747,139	$—	$—	$456,747,139
Money Market Fund	30,399,351	—	—	30,399,351
Total Investments	$487,146,490	$—	$—	$487,146,490
Derivatives:

Assets:
Futures Contracts	$975,319	$—	$—	$975,319
Liabilities:
Futures Contracts	$(115,535)	$—	$—	$(115,535)
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6